HSBC Holdings statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Face Statements [Line Items]
Profit before tax		$ 18,906		$ 8,777		$ 13,347
Adjustments for non-cash items:
– depreciation, amortisation and impairment/expected credit losses		4,286		5,241		10,519
– share-based payment expense		467		433		478
– other non-cash items included in profit before tax		510		(906)		(2,297)
Change in net trading securities and derivatives		(9,226)		13,150		(18,910)
Change in other assets		19,899		(19,610)		(21,863)
Change in debt securities in issue		(16,936)		(9,075)		19,268
Change in financial liabilities designated at fair value		(11,425)		(6,630)		20,068
Change in other liabilities		(10,935)		20,323		23,124
Tax paid		(3,077)		(4,259)		(2,267)
Net cash from operating activities		104,312		182,220		29,743
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(493,042)		(496,669)		(445,907)
Proceeds from the sale and maturity of financial investments		521,190		476,990		413,186
Net investment in intangible assets		(2,479)		(2,064)		(2,289)
Net cash from investing activities		27,536		(22,430)		(35,318)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		1,996		1,497		0
Redemption of preference shares and other equity instruments		(3,450)		(398)		0
Cancellation of shares		(707)		0		(1,000)
Subordinated loan capital repaid	[1]	(864)		(3,538)		(4,210)
Net cash from financing activities		(10,794)		(4,643)		(14,842)
Net increase/(decrease) in cash and cash equivalents		121,054		155,147		(20,417)
Cash and cash equivalents at 1 Jan		468,323	[2]	293,742	[2]	312,911
Cash and cash equivalents at 31 Dec	[2]	574,032		468,323		293,742
Cash and cash equivalents comprise:
– loans and advances to banks of one month or less		55,705		51,788		41,626
Issued by HSBC Holdings
Disclosure Of Face Statements [Line Items]
Profit before tax		10,491		4,250		9,259
Adjustments for non-cash items:
Adjustments for non-cash items		(2,954)		442		2,657
– depreciation, amortisation and impairment/expected credit losses		(2,976)		87		72
– share-based payment expense		2		1		1
– other non-cash items included in profit before tax		20		354		2,584
Change in loans to HSBC undertakings		3,364		(327)		41,471
Change in financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		(4,409)		(3,289)		(38,451)
Change in net trading securities and derivatives		47		(1,657)		(1,433)
Change in other assets		(226)		(633)		(437)
Change in financial investments		20		449		(70)
Change in debt securities in issue		(2,833)		3,063		1,899
Change in financial liabilities designated at fair value		(1,396)		1,258		1,227
Change in other liabilities		(691)		1,366		437
Tax paid		32		270		459
Net cash from operating activities		1,445		5,192		17,018
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(16,966)		(11,652)		(19,293)
Proceeds from the sale and maturity of financial investments		16,074		9,342		6,755
Net cash outflow from acquisition of or increase in stake of subsidiaries		(1,337)		(2,558)		(3,721)
Repayment of capital from subsidiaries		2,000		1,516		0
Net investment in intangible assets		(26)		(33)		(44)
Net cash from investing activities		(255)		(3,385)		(16,303)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		2,334		1,846		500
Redemption of preference shares and other equity instruments		(3,450)		0		0
Purchase of treasury shares		(28)		0		0
Cancellation of shares		(707)		0		(1,006)
Subordinated loan capital repaid		0		(1,500)		(4,107)
Debt securities issued		19,379		15,951		10,817
Debt securities repaid		(5,569)		(16,577)		0
Dividends paid on ordinary shares		(4,480)		0		(7,582)
Dividends paid to holders of other equity instruments		(1,310)		(1,331)		(1,414)
Net cash from financing activities		6,169		(1,611)		(2,792)
Net increase/(decrease) in cash and cash equivalents		7,359		196		(2,077)
Cash and cash equivalents at 1 Jan		6,176		5,980		8,057
Cash and cash equivalents at 31 Dec		13,535		6,176		5,980
Cash and cash equivalents comprise:
– cash at bank with HSBC undertakings		2,590		2,913		2,382
– loans and advances to banks of one month or less		93		249		102
– treasury and other eligible bills		$ 10,852		$ 3,014		$ 3,496

[1]	Subordinated liabilities changes during the year are attributable to repayments of $(0.9)bn (2020: $(3.5)bn; 2019: $(4.2)bn) of securities. Non-cash changes during the year included foreign exchange gains/(losses) of $(0.3)bn (2020: $0.5bn; 2019: $0.6bn) and fair value gains/(losses) of $(1.0)bn (2020: $1.1bn; 2019: $1.4bn).
[2]	At 31 December 2021 $33,634m (2020: $41,912m; 2019: $35,735m) was not available for use by HSBC, of which $15,357m (2020: $16,935m; 2019: $19,353m) related to mandatory deposits at central banks.